Subordinated liabilities	6 Months Ended
Jun. 30, 2023
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.23	Year ended 31.12.22
	£m	£m
Opening balance as at 1 January	11,423	12,759
Issuances	1,317	1,477
Redemptions	(1,362)	(2,679)
Other	(359)	(134)
Closing balance	11,019	11,423
Issuances of £1,317m comprise £1,180m USD 7.119% Fixed-to-Floating Rate Subordinated Callable Notes issued externally by Barclays PLC and £137m USD Floating Rate Notes issued externally by a Barclays subsidiary.
Redemptions of £1,362m comprise £1,345m EUR 2% Fixed Rate Subordinated Notes issued externally by Barclays PLC and £17m USD Floating Rate Notes issued externally by a Barclays subsidiary.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments. In addition, it also includes a UT2 instrument (£99m) which was previously equity accounted and has now been reclassified to Dated Subordinated Liabilities, on the basis of an irrevocable notice of redemption being issued in June 2023.